Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Short-Intermediate Duration Municipal Trust

INSTITUTIONAL SHARES (TICKER FSHIX)
SERVICE SHARES (TICKER FSHSX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUS

Federated Short-Intermediate Duration Municipal Trust (FSIDMT) has entered into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of PNC Tax Exempt Limited Maturity Bond Fund (PTXLM), which offers Class A Shares and Class I Shares (the "PTXLM Shares"), in exchange solely for Service Shares and Institutional Shares, respectively, of FSIDMT; (ii) the distribution of Service Shares and Institutional Shares of FSIDMT to the holders of the outstanding PTXLM Shares; and (iii) the liquidation and termination of PTXLM upon the terms and conditions set forth in the Agreement (the "Reorganization").

The above-described Reorganization was approved by PTXLM shareholders at a special meeting of shareholders held on November 5, 2019, and the Reorganization became effective at 4:00 p.m. Eastern time on November 15, 2019. Accordingly, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses applicable to Service Shares and Institutional Shares described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) December 1, 2020; or (b) the date of the next effective Prospectus of FSIDMT.
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Short-Intermediate Duration Municipal Trust

INSTITUTIONAL SHARES (TICKER FSHIX)
SERVICE SHARES (TICKER FSHSX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUS

Federated Short-Intermediate Duration Municipal Trust (FSIDMT) has entered into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of PNC Tax Exempt Limited Maturity Bond Fund (PTXLM), which offers Class A Shares and Class I Shares (the "PTXLM Shares"), in exchange solely for Service Shares and Institutional Shares, respectively, of FSIDMT; (ii) the distribution of Service Shares and Institutional Shares of FSIDMT to the holders of the outstanding PTXLM Shares; and (iii) the liquidation and termination of PTXLM upon the terms and conditions set forth in the Agreement (the "Reorganization").

The above-described Reorganization was approved by PTXLM shareholders at a special meeting of shareholders held on November 5, 2019, and the Reorganization became effective at 4:00 p.m. Eastern time on November 15, 2019. Accordingly, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses applicable to Service Shares and Institutional Shares described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) December 1, 2020; or (b) the date of the next effective Prospectus of FSIDMT.